Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

(a)	The disposal of Blockchain Dynamics Limited

On March 19, 2024, the Group disposed of its wholly owned subsidiary, Blockchain Dynamics Limited, to Mr. Herman Man Guo, the prior Chairman of the Board and interim Chief Financial Officer of the Company. The consideration was 1,307,229 ordinary shares of the Company (equivalent to 13,073 ordinary shares after the 2025 share consolidation) with a par value of $0.04 per share (pre−consolidation). The fair value of the share transaction was approximately $1.6 million. A loss on disposal of approximately $1.4 million was recognized and is included in discontinued operations (see Note 3). No other related party balances were outstanding as of December 31, 2025.

(b)	Key management compensation

For the year ended December 31, 2025, aggregate cash compensation paid to executive officers and non-executive directors was approximately $0.2 million. No share-based awards were granted to related parties during the year.

(c)	Other transactions

There were no other material related party transactions during the years ended December 31, 2023, 2024 and 2025.